FAIR VALUE MEASUREMENTS - Quantitative information regarding Level 3 fair value measurements inputs (Details)	Dec. 31, 2020	Nov. 27, 2020
Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input	11.50	11.50
IPO price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input	10.00	10.00
Implied share price range (or underlying asset price at December 31, 2020)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input	10.12
Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input	21
Term
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input	5.70	5.75
Risk-Free Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.46	0.46
Dividend yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0	0.0
Minimum | Implied share price range (or underlying asset price at December 31, 2020)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input		9.35
Minimum | Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input		14
Maximum | Implied share price range (or underlying asset price at December 31, 2020)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input		9.66
Maximum | Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input		23